Related Party (Details) - USD ($)													1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 29, 2026	Nov. 10, 2025	Nov. 03, 2025	Oct. 30, 2025	Oct. 21, 2025	Jul. 23, 2025	Jun. 04, 2025	Feb. 27, 2025	Dec. 30, 2024	Oct. 18, 2024	May 31, 2024	Apr. 20, 2023	May 31, 2026	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 09, 2026	Feb. 09, 2026	Jul. 01, 2025	Jun. 23, 2025	Aug. 20, 2024	Jun. 13, 2024
Related Party Transaction [Line Items]
General and administrative															$ 643,864	$ 19,808	$ 1,360,269	$ 710,997	$ 1,755,745	$ 1,910,480
Accounts payable and accrued liabilities															3,967,120		3,967,120		$ 5,285,765
Payments to repurchase noncontrolling interest													$ 185,691
Issuance of promissory note																							$ 86,130
Effective interest rate																			20.00%						10.00%
Purchase of warrant (in Shares)																								100
Exercise price per share of warrants (in Dollars per share)																			$ 10
Interest expense																				64
Proceeds from issuance of debt																			$ 813,829	430,730
Accretion of debt discount						$ 1,027				$ 3,841									4,862	17,901
Accrued interest																			6,166
Consulting services																			58,750	0
Maturity date									Mar. 31, 2025
Gross proceeds of warrant																	164,500	153,054
Fair value of the warrants															(368,860)		(639,644)		992,731	(7,836,522)
Term of warrant			5 years		5 years		5 years																			5 years
Loans Payable [Member]
Related Party Transaction [Line Items]
Debt outstanding amount															118,709		118,709		121,130
Officer [Member]
Related Party Transaction [Line Items]
General and administrative															54,000	54,997	115,420	93,837
Board Members [Member]
Related Party Transaction [Line Items]
General and administrative															30,250	13,000	53,000	47,000
Accounts payable and accrued liabilities															$ 0		$ 0		0
The December 30, 2024 Loan Agreement [Member]
Related Party Transaction [Line Items]
Description of extend the maturity period																	February 2026
Principal amount																			93,649
The December 30, 2024 Loan Agreement [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Issuance of promissory note									$ 117,614
Interest rate									20.00%						20.00%		20.00%
Debt outstanding amount															$ 0		$ 0
Debt interest and related penalties									$ 1,430
The February 27, 2025 Loan Agreement [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Interest expense															0	8,877	9,000	12,033
Debt outstanding amount															0		$ 0				$ 361,143
Loan assumed								$ 365,000
Payments for other fees								$ 3,000
The January 29, 2026 Loan Agreement [Member]
Related Party Transaction [Line Items]
Description of extend the maturity period																	July 2026
The January 29, 2026 Loan Agreement [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Issuance of promissory note	$ 125,000																					$ 125,000
Interest expense															4,641		$ 8,751
Debt discount	$ 25,000														$ 4,006		$ 4,006					$ 25,000
Interest rate	20.00%														20.00%		20.00%
Debt outstanding amount															$ 94,110		$ 94,110
Proceeds from issuance of debt	$ 100,000
Accretion of debt discount															12,569		20,994
Accrued interest																	4,641
Warrant [Member]
Related Party Transaction [Line Items]
Gross proceeds of warrant											$ 177,560
Fair value of the warrants											$ 177,560
Living Expenses [Member]
Related Party Transaction [Line Items]
Living expenses																			171,316	153,004
Certain Officers and Directors [Member]
Related Party Transaction [Line Items]
Payments to repurchase noncontrolling interest													173,316
Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Payments to repurchase noncontrolling interest													185,691
Noncontrolling Interest [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments to repurchase noncontrolling interest													185,691
Noncontrolling Interest [Member] | Related Party [Member] | Certain Officers and Directors [Member]
Related Party Transaction [Line Items]
Payments to repurchase noncontrolling interest													$ 173,316
April 2023 Loan Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Issuance of promissory note												$ 130,000
Effective interest rate												18.00%
Gains (losses) on debt modification														$ 0
April 2023 Loan Agreement [Member] | Related Party [Member] | Loan Agreement Warrants [Member]
Related Party Transaction [Line Items]
Purchase of warrant (in Shares)											3,778			3,778
Exercise price per share of warrants (in Dollars per share)											$ 35			$ 35
Warrants issued											$ 177,560			$ 177,560
Interest expense															1,188	1,829	2,521	3,638
Debt discount															0		0		3,024
December 2024 Loan Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note									$ 117,614
Interest expense															0	$ 4,476	1,086	$ 10,212
Interest rate									20.00%
Debt outstanding amount															$ 0		$ 0		0
April 2023 Loan Agreement [Member] | Arthur Rosen [Member]
Related Party Transaction [Line Items]
Issuance of promissory note												$ 130,000
Interest rate												18.00%
Maturity date												Apr. 26, 2023
Description of extend the maturity period											Mr. Rosen agreed to extend the maturity date of the April 2023 Note until December 28, 2024
Principal balance																			31,213	41,213
Interest balance																			3,024	7,521
Accrued interest																			5,503	7,521
Principal amount																			10,000	0
April 2023 Loan Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Purchase of warrant (in Shares)											3,778			3,778
Exercise price per share of warrants (in Dollars per share)											$ 35			$ 35
April 2023 Loan Agreement [Member] | Mr. Frommer [Member] | Arthur Rosen [Member]
Related Party Transaction [Line Items]
Issuance of promissory note									$ 117,615
December 30, 2024 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Interest rate									20.00%
Accrued interest																			13,943	64
Maturity date									Feb. 28, 2026
Principal amount																			93,649
Interest rate																				$ 14,007
First June 4, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note							$ 12,500				$ 6,477			$ 6,477
Debt discount											$ 6,023			$ 6,023
Maturity date							Jun. 30, 2025
Principal amount																			$ 12,500
Percentage of debt instrument rate											52.00%
First June 4, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Purchase of warrant (in Shares)											1,875			1,875
Exercise price per share of warrants (in Dollars per share)											$ 20			$ 20
Term of warrant											5 years			5 years
First June 4, 2025 Loan Agreement [Member] | Warrant [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note											$ 6,023			$ 6,023
Percentage of debt instrument rate											48.00%
October 21, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note					$ 14,000
Debt discount					$ 12,069
Maturity date					Dec. 31, 2025
Principal amount				$ 14,000
Percentage of debt instrument rate					14.00%
October 21, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Purchase of warrant (in Shares)					17,500
Exercise price per share of warrants (in Dollars per share)					$ 20
Term of warrant					5 years
October 21, 2025 Loan Agreement [Member] | Warrant [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note					$ 12,069
Percentage of debt instrument rate					86.00%
October 21, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note					$ 1,931
November 3, 2025 Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt discount			$ 10,314
Principal amount		$ 12,100
Percentage of debt instrument rate			15.00%
November 3, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note			$ 12,100
Maturity date			Nov. 15, 2025
November 3, 2025 Loan Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Issuance of promissory note			$ 10,314
Purchase of warrant (in Shares)			12,050
Exercise price per share of warrants (in Dollars per share)			$ 20
Term of warrant			5 years
Percentage of debt instrument rate			85.00%
November 3, 2025 Loan Agreement [Member] | Mr. Frommer [Member]
Related Party Transaction [Line Items]
Issuance of promissory note			$ 1,786